Statement of Changes in Net Assets Available for Benefits - EBP 004 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
NET ASSETS AVAILABLE FOR BENEFITS — Beginning of year	$ 14,185,375	$ 13,098,560
INCREASE IN PLAN ASSETS ATTRIBUTED TO:
Participant contributions	444,739	467,855
Employer contributions	557,875	598,265
Participant rollovers	10,115	6,813
Interest and dividend income	123,993	131,965
Total additions	1,136,722	1,204,898
DECREASE IN PLAN ASSETS ATTRIBUTED TO:
Transfers from Plan (Note 1)	451	0
Benefits to Plan participants	(1,325,227)	(1,290,637)
Administrative expenses (Note 2)	(12,768)	(11,304)
Total deductions	(1,337,544)	(1,301,941)
OTHER CHANGES IN NET ASSETS — Net appreciation in fair value of investments	1,712,285	1,183,858
NET INCREASE IN NET ASSETS	1,511,463	1,086,815
NET ASSETS AVAILABLE FOR BENEFITS — End of year	$ 15,696,838	$ 14,185,375